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WILMER CUTLER PICKERING
  HALE AND DORR LLP


  May 4, 2005                                      Leonard A. Pierce

                                                   60 STATE STREET
                                                   BOSTON, MA 02109
                                                   + 1 617 526 6440
  VIA ELECTRONIC SUBMISSION                        + 1 617 526 5000 fax
                                                   leonard.pierce@wilmerhale.com

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, D.C. 20549

  Ladies and Gentlemen:


  Re:  Boyar Value Fund, Inc.
       Post-Effective Amendment No. 9 to
       Registration Statement on Form N-1A
       (File No. 333-29253 and 811-08253)

       This letter is being transmitted by means of electronic submission by the Boyar Value Fund, Inc. (the "Fund") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

       Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment No. 9 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2005.

       Questions related to this filing should be directed to my attention at
  (617) 526-6440 or, in my absence, to the attention of Kinga Kapuscinski of BISYS Fund Services at (617) 824-1370.

                                Very truly yours,

                                /s/ Leonard Pierce

                                Leonard Pierce, Esq.

  cc:  Elizabeth Lawrence
       Kinga Kapuscinski, Esq.


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